Employee Benefits Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits Plan (Textual)
Severance Costs	$ 0	$ 36	$ 65
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount		14	42
Defined Contribution Plan, Employer Discretionary Contribution, per share	$ 0.5
Other Postretirement Defined Benefit Plan, Liabilities			19
Termination Expenses	$ 600	$ 53	1,907
Research and Development Expense [Member]
Employee Benefits Plan (Textual)
Termination Expenses			145
General and Administrative Expense [Member]
Employee Benefits Plan (Textual)
Termination Expenses			$ 1,762